Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Loans and Leases Receivable, Allowance	$ 2,363,086	$ 2,583,445
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 10
Common Stock, Shares Authorized	5,000,000	5,000,000
Common Stock, Shares, Issued	1,656,390	1,647,541
Common Stock, Shares, Outstanding	1,656,390	1,647,541